Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 96,355	$ 117,871
Restricted cash	14,077	13,807
Accounts receivable	168	1,382
Accounts receivable from related parties	342	300
Deposits for equipment	279,153	358,791
Digital assets	316,323	234,298
Prepaid expenses and other current assets	101,827	30,111
Total current assets	808,245	756,560
Property, plant and equipment, net	820,182	597,304
Goodwill	1,055,760	1,055,760
Intangible assets, net	5,474	8,195
Other noncurrent assets	14,387	21,045
Total Assets	2,704,048	2,438,864
Current liabilities:
Accounts payable	15,623	11,617
Accrued expenses and other	72,806	67,862
Deferred revenue	103,215	63,417
Deferred revenue from related parties	50,472	72,945
Derivative warrant liabilities	27,997	0
Notes payable, current portion	110,175	75,996
Finance lease liabilities, current portion	34,405	28,452
Total current liabilities	414,693	320,289
Finance lease liabilities, net of current portion	56,494	62,145
Notes payable, net of current portion (includes $923,731 and $557,007 at fair value)	1,052,496	652,213
Other Liabilities, Noncurrent	53,655	18,531
Total liabilities	1,577,338	1,053,178
Contingently redeemable preferred stock; $0.0001 par value; 2,000,000 shares authorized; — and 10,826 shares issued and outstanding at March 31, 2022 and December 31, 2021, respectively; $— and $45,164 total liquidation preference at March 31, 2022 and December 31, 2021, respectively	0	44,476
Commitments and contingencies (Note 9)
Stockholders' Equity:
Common stock	32	27
Additional paid-in capital	1,604,116	1,379,581
Accumulated deficit	(493,636)	(27,432)
Accumulated other comprehensive income (loss)	16,198	(10,966)
Total Stockholders' Equity	1,126,710	1,341,210
Total Liabilities, Redeemable Preferred Stock and Stockholders' Equity	$ 2,704,048	$ 2,438,864